Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Additional Expenditures and Expected Year of Payment

The additional expenditures as of December 31, 2015 and the expected year of payment are as follows (in thousands):

	Satellite Construction and Launch Obligations	Satellite Performance Incentive Obligations	Horizons-3 Satellite LLC Contribution Obligations (1)	Operating Leases	Sublease Rental Income	Customer and Vendor Contracts	Total
2016	$455,997	$35,321	$14,000	$15,057	$(580)	$101,176	$620,971
2017	369,432	30,170	21,700	13,868	(62)	31,585	466,693
2018	164,222	25,899	36,400	13,451	(46)	36,221	276,147
2019	83,777	24,020	—	13,370	(48)	32,277	153,396
2020	31,536	23,947	—	12,825	(37)	13,719	81,990
2021 and thereafter	136,478	133,091	—	119,183	(181)	276	388,847

Total contractual commitments	$1,241,442	$272,448	$72,100	$187,754	$(954)	$215,254	$1,988,044